Deferred Tax liability	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Deferred Tax liability

13. Deferred Tax liability

The Company incurred no income tax recovery or expense for the three months ended March 31, 2025 and incurred income tax recovery of $699,920 for the three months ended March 31, 2024. The Company’s effective income tax rate for the first three months of 2024 was 12.6%. The effective tax rate during the first three months of 2024 rate differed from the statutory rate primarily due to the recognition of deferred tax assets available to offset the deferred tax liability associated with the Stream Obligation. The Company maintains a valuation allowance against net operating losses subject to Section 382 and other deferred tax assets.

Current liabilities at March 31, 2025, and December 31, 2024, include an income tax payable of $1,050,000. This relates to the proceeds of the Stream which are classified as income under the U.S. internal revenue code. The Company elected to defer the income, one year, to 2024, in which most of the income was offset by losses incurred in the current year and previous years.

A valuation allowance is provided for deferred tax assets for which it is more likely than not that the related tax benefits will not be realized. The Company analyzes its deferred tax assets and, if it is determined that the Company will not realize all or a portion of its deferred tax assets, it will record or increase a valuation allowance. Conversely, if it is determined that the Company will likely ultimately be able to realize all or a portion of the related benefits for which a valuation allowance has been provided, all or a portion of the related valuation allowance will be reduced.

13. Deferred Tax liability

The Company incurred no income tax recovery or expense for the three and six months ended June 30, 2025 and incurred income tax recovery of $504,798 and $1,204,718 for the three and six months ended June 30, 2024. The Company’s effective income tax rate for the first three months of 2024 was 12.6%. The effective tax rate during the first three months of 2024 rate differed from the statutory rate primarily due to the recognition of deferred tax assets available to offset the deferred tax liability associated with the Stream Obligation. The Company maintains a valuation allowance against net operating losses subject to Section 382 and other deferred tax assets.

Current liabilities at June 30, 2025, and December 31, 2024, include an income tax payable of $950,000 and $1,050,000, respectively. This relates to the proceeds of the Stream which were classified as income under the U.S. internal revenue code. The Company elected to defer the income, one year, to 2024, in which most of the income was offset by losses incurred in the current year and previous years.

A valuation allowance is provided for deferred tax assets for which it is more likely than not that the related tax benefits will not be realized. The Company analyzes its deferred tax assets and, if it is determined that the Company will not realize all or a portion of its deferred tax assets, it will record or increase a valuation allowance. Conversely, if it is determined that the Company will likely ultimately be able to realize all or a portion of the related benefits for which a valuation allowance has been provided, all or a portion of the related valuation allowance will be reduced.

16. Income taxes

At December 31, 2024, and December 31, 2023, the Company had no accrued interest and penalties related to uncertain tax positions. The income tax provision differs from the amount of income tax determined by applying the U.S. federal tax rate of 21.0% (December 31, 2023 – 21.0%) to pretax loss from operations for the periods ended December 31, 2024 and December 31, 2023 as follows:

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2024	2023

(Loss) before income taxes	$(26,880,213)	$(10,843,949)
Expected income tax (recovery)	(5,644,845)	(2,277,229)
Change in estimates in respect of prior periods	104,648	(340,768)
Change in tax rate	135,998	-
Change in fair value of derivative liability	(176,059)	(495,605)
State and local taxes, net of federal benefit	(463,643)	463,643
Loss on debt settlement	37,723	124,154
Other	39,876	(75,605)
Change in valuation allowance	4,427,712	5,190,000
Total	$(1,538,590)	$2,588,590

The components of deferred tax assets and liabilities are as follows:

	December 31,	December 31,
	2024	2023

Deferred tax assets:
Net operating loss carryforwards	$9,692,247	$15,583,299
Mining interests	7,097,179	7,000,260
EPA liabilities	2,282,217	2,565,870
Stream debenture	15,212,680	13,903,560
Lease liabilities	67,178	113,990
Other deferred tax assets	2,489,658	993,979
Total deferred tax assets	36,841,159	40,160,958
Valuation allowance	(35,631,961)	(29,214,112)
Total deferred tax assets	1,209,198	10,946,846
Deferred tax liabilities:
Deferred revenue	-	(12,526,577)
Convertible debentures	(429,087)	(615,508)
Right of use assets and lease obligations	(202,381)	(167,506)
Equipment	(577,730)	(224,553)
Unrealized foreign exchange gain	-	(1,292)
Total deferred tax liabilities	(1,209,198)	(13,535,436)
Net deferred tax liabilities	$-	$(2,588,590)

The potential income tax benefit of net deferred tax assets has been offset by a full valuation allowance.

At December 31, 2024 and December 31, 2023, the Company has an unused net operating loss carryforward balance of $37,379,170 and $58,145,638, respectively, that is available to offset future taxable income. The net operating loss carryforwards generated before 2018 expire between 2031 and 2037. The losses generated in 2018 and later tax years do not expire.

The Company did not have any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly increase or decrease within the next 12 months.

The Company incurred income tax benefit of $(1,538,590) for the year ended December 31, 2024, and incurred $2,588,590 of income tax expense for the year ended December 31, 2023. The Company’s effective income tax rate for 2024 was 5.8% compared to -23.4% for 2023. The effective tax rate for 2024 differed from the statutory rate primarily due to the income tax treatment of the Stream proceeds as deferred revenue on receipt, the recognition of the Stream proceeds in current year taxable income, and due to changes in the valuation allowance established to offset net deferred tax assets.

The tax years that remain subject to examination by major taxing jurisdictions are those for the years ended December 31, 2015 through 2024.